Consolidated Statements of Shareholders' Equity and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Total comprehensive (loss) income	$ (20,880)	$ 1,851
Loss for the year	(20,925)	(1,766)
Currency translation adjustment	$ 44	$ 3,617